Background - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Dec. 31, 2013 Segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity incorporation date	Nov. 15, 2007	Nov. 15, 2007
Number of operating segment	1	1